Long-Term Equity Investments (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Long-Term Equity Investments
Common Shares Held

	Year Ended December 31, 2020
(in thousands)	Shares Owned (000’s)	% of Outstanding Shares Owned	Fair Value at Dec 31, 2019	Cost of Additions 1	Proceeds of Disposition 2	Fair Value Adjustment Gains (Losses) 3	Fair Value at Dec 31, 2020	Realized Gain on Disposal

Bear Creek	13,264	11.80%	$27,983	$-	$-	$4,626	$32,609	$-

Sabina	11,700	3.59%	17,296	-	-	12,937	30,233	-

First Majestic	7,155	3.23%	248,137	-	(151,113)	(1,040)	95,984	56,644

Other			16,341	23,570	(11,829)	9,333	37,415	4,170

Total			$309,757	$23,570	$(162,942)	$25,856	$196,241	$60,814

	Year Ended December 31, 2019
(in thousands)	Shares Owned (000’s)	% of Outstanding Shares Owned	Fair Value at Dec 31, 2018	Cost of Additions	Proceeds of Disposition 1	Fair Value Adjustment Gains (Losses) 2	Fair Value at Dec 31, 2019	Realized Gain (Loss)on Disposal

Bear Creek	13,264	12.84%	$10,112	$-	$-	$17,871	$27,983	$-

Sabina	11,700	3.95%	10,549	-	-	6,747	17,296	-

First Majestic	20,240	9.73%	123,187	-	(5,395)	130,345	248,137	521

Other			20,905	893	(12,430)	6,973	16,341	(7,803)

Total			$164,753	$893	$(17,825)	$161,936	$309,757	$(7,282)
Warrants Held

	Year Ended December 31, 2020

(in thousands)	Fair Value at Dec 31, 2019	Cost of Additions 1	Value of Warrants Converted into Shares	Fair Value Adjustment Gains (Losses)	Fair Value at Dec 31, 2020
Other	$ -	$3,299	$-	$338	$3,637

1)	Includes 2 million common share purchase warrants from Alexco with a fair value of $2 million (Note 10),

	Year Ended December 31, 2019

(in thousands)	Fair Value at Dec 31, 2018	Cost of Additions	Value of Warrants Converted into Shares	Fair Value Adjustment Gains (Losses)	Fair Value at Dec 31, 2019
Other	$-	$16	$-	$(16)	$-